Related-Party Transactions (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related-Party Transactions [Abstract]
Due from Related Parties	$ 1,764,000	$ 1,892,000
Due from Related Parties, New Loans in Period	229,000
Due from Related Parties, Repayments in Period	$ 357,000